FINANCE LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of finance leases

(in thousands of $)	2022	2021
Finance lease liability, current portion	53,655	51,204
Finance lease liability, long-term portion	419,341	472,996
	472,996	524,200

Schedule of finance leases by maturity
The Company's future minimum lease liability under the non-cancellable finance leases are as follows:

Year ending December 31,	(in thousands of $)
2023	74,735
2024	433,866
Thereafter	—
Total finance lease liability	508,601
Less: imputed interest payable	(35,605)
Present value of finance lease liability	472,996
Less: current portion	(53,655)
Finance lease liability, long-term portion	419,341